GOODWILL (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Goodwill [Table Text Block]
	December 31,		Exchange rate		December 31,
	2013	addition	adjustment	Impairment	2014
CBT Segment	$3,173,879	$6,152,243	$(116,000)	$-	$9,210,122
TIT Segment	24,545,990	-	(38,622)	(9,584,260)	14,923,108
Total	$27,719,869	$6,152,243	$(154,622)	$(9,584,260)	$24,133,230